COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 18 - COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of December 31, 2023, the Company has $7,215 in outstanding letters of credit and guarantees. Letters of credit and guarantees are being secured either by the same amounts in restricted cash with commercial banks (see note 2) or with deposits provided to customers which serve as cash collateral in order to guarantee the performance and quality of services provided to the customers.

As of December 31, 2023, the Company has commercial guarantees of €1,700 ($1,868 as of December 31, 2023) which is not secured by restricted cash or deposits provided to customer. The guarantee is part of an agreement between the Company and one of its customers in order to guarantee the performance and quality of the services provided to that customers.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Inquiry Proceedings

In June 2021, a minority shareholder initiated inquiry proceedings by requesting the Enterprise Chamber of the Amsterdam Court of Appeal to order an inquiry into seven aspects of the policy and affairs of the Company that have been previously disclosed by the Company in its periodic filings with the SEC for the fiscal years 2020 and 2019. In June 2022, the Enterprise Chamber rendered its judgment and (i) it accepted the Company’s defense on all items except two and ordered an investigation into those two aspects of the policy and affairs of the Company, being (a) the issuance of shares to directors and certain employees at USD 0.40 in May 2019 (the May 2019 Issuance) and (b) the adjustment of the conversion price under a convertible shareholder loan to USD 0.40 in May 2019 (the May 2019 Adjustment of the Issue Price), and (ii) appointed an investigator for this purpose.

Following the appointment of the investigator, the Company has completed an internal examination on the relevant subjects and provided the relevant findings to the investigator. In November 2023 the investigator concluded that (i) certain aspects of the Company’s corporate governance and (ii) certain procedural aspects of the decision-making according to Dutch law on (a) the May 2019 Issuance and (b) the May 2019 Adjustment of the Issue Price were flawed. The investigator suggested several alternatives to correct these flaws and as a result, the Company has agreed to the following based on discussions with the Investigator and his recommendations:

(i)	to bring more balance to the supervisory board by adding a new independent supervisory board member who is particularly attentive to the interests of minority shareholders and mindful of Dutch law;

(ii)	to undo the May 2019 Issuance due to the flaws in procedural aspects of the decision-making; and

(iii)	to undo the May 2019 Adjustment of the Issue Price due to the flaws in in procedural aspects of the decision-making.

In line with these recommendations the Company:

(i)
ratified the resolutions on the May 2019 Issuance and the May 2019 Adjustment of the Issue Price, which have been approved by the General Meeting during the 2023 annual general meeting held on 20 December 2023;

(ii)	has in accordance with Section 2:80(1) of the Dutch Civil Code called in the amounts not yet fully paid in under the previous years issuances from the relevant shareholders totaling $514.

(iii)
it approved the repurchase of shares issued under the May 2019 Issuance for the same price they were issued and by that the issuance will be undone. The Company will repurchase those shares as soon as the financials of the Company allow according to Dutch law. As of December 31, 2023, the Company included a liability for this purchase in the amount of $1,518 in its balance sheet with a corresponding reduction to shareholders deficiency.

(iv)	has reverted the May 2019 Adjustment of the Issue Price so that the option price for the conversion option is $0.75 per share.;

(v)	has strengthened the supervisory board by appointing a Dutch board member, who has knowledge of Dutch law; and

(vi)	has been and will continue to further strengthen its corporate governance through the amendment of its constitutional documents.

In addition, during the year ended December 31, 2023 the Company has (i) ratified the resolutions on the issuance of shares to directors and certain employees in April 2018 and October 2018, which have been approved by the General Meeting during the 2023 annual general meeting held on 20 December 2023, and (ii) in accordance with Section 2:80(1) of the Dutch Civil Code called in the amounts not yet fully paid in under the share issuances to directors and certain employees in September 2016 and December 2018 from the relevant shareholders.

Following the filing of the investigation report with the Enterprise Chamber in November 2023, the relevant minority shareholder has filed three new requests with the court, two of which the Enterprise Chamber already dismissed in full at the end of March 2024. The hearing of the third request, which is a request to establish mismanagement on the basis of the investigation and to order certain definitive measures at the Company is scheduled for mid-September 2024 and the Company has the opportunity to file a written statement of defense beforehand.

Inquiry proceedings revolve around corporate governance disputes and no formal liability can be established or damages can be claimed in such proceedings.

Agency Agreement

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,297 as of December 31, 2023).

Employment Agreement

In December 2022, the Company entered into an employment agreement with a third party to serve as the CEO of one of the Company’s subsidiaries. The annual target bonus is equal to 10% of the EBIDA (excluding the applicable taxes) of that subsidiary.